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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      03/31//2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Zweig Advisers, LLC
                 -------------------------------
   Address:      900 Third Ave.
                 -------------------------------
                 New York, NY 10022
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-2621
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARC BALTUCH
         -------------------------------
Title:   CHIEF COMPL. OFFICER
         -------------------------------
Phone:   212-451-1100
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Marc Baltuch                   New York, New York   May 9, 2010
-------------------------------    ------------------   --------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   1
                                                           --------------------

Form 13F Information Table Entry Total:                             50
                                                           --------------------

Form 13F Information Table Value Total:    $ 496643 (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
     1         28-2621                      EUCLID ADVISORS LLC
     ------    --------------------         ---------------------------------

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

ITEM 1                        ITEM 3            ITEM 4            ITEM 5             ITEM 6           ITEM 7          ITEM 8

                                                MARKET             SHARES           INVESTMENT                        VOTING
NAME OF ISSUER               CUSIP              VALUE              OWNED            DISCRETION        MANAGER        AUTHORITY
------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                    13817101          10281280            722000            (a)sole            n/a           (a)sole
ALTRIA GROUP INC             02209S103         11121840            542000            (a)sole            n/a           (a)sole
AT&T INC                     00206R102         10956160            424000            (a)sole            n/a           (a)sole
BIOGEN IDEC INC              09062X103          9521760            166000            (a)sole            n/a           (a)sole
BUNGE LTD                    G16962105          9182870            149000            (a)sole            n/a           (a)sole
CATERPILLAR INC              149123101         10056000            160000            (a)sole            n/a           (a)sole
CHESAPEAKE ENERGY CORP       165167107          8935920            378000            (a)sole            n/a           (a)sole
CHEVRON CORP                 166764100         10237050            135000            (a)sole            n/a           (a)sole
CISCO SYSTEMS INC            17275R102          9800295            376500            (a)sole            n/a           (a)sole
CLOROX COMPANY               189054109         11032080            172000            (a)sole            n/a           (a)sole
CONOCOPHILLIPS               20825C104         11103890            217000            (a)sole            n/a           (a)sole
CONTINENTAL AIRLINES-CLASS B 210795308          9425130            429000            (a)sole            n/a           (a)sole
CORNING INC                  219350105         10630460            526000            (a)sole            n/a           (a)sole
COSTCO WHOLESALE CORP        22160K105          9153543            153300            (a)sole            n/a           (a)sole
CSX CORP                     126408GM9          4322188           4000000            (a)sole            n/a           (a)sole
DREYFUS-CS MG-IN             26188J206         26513400          26513400            (a)sole            n/a           (a)sole
DRYSHIPS INC                 Y2109Q101          8298640           1421000            (a)sole            n/a           (a)sole
DUKE ENERGY CORP             264399EQ5          4455972           4000000            (a)sole            n/a           (a)sole
EXELON CORP                  30161N101          9594390            219000            (a)sole            n/a           (a)sole
FOSTER WHEELER AG            H27178104          7110680            262000            (a)sole            n/a           (a)sole
FREEPORT-MCMORAN COPPER      35671D857         11361440            136000            (a)sole            n/a           (a)sole
GILEAD SCIENCES INC          375558103          8686680            191000            (a)sole            n/a           (a)sole
GOLDMAN SACHS GROUP INC      38141G104          9555280             56000            (a)sole            n/a           (a)sole
HALLIBURTON CO               406216101          9942900            330000            (a)sole            n/a           (a)sole
HEWLETT-PACKARD CO           428236103         10576850            199000            (a)sole            n/a           (a)sole
HUDSON CITY BANCORP INC      443683107          9458880            668000            (a)sole            n/a           (a)sole
INTL BUSINESS MACHINES CORP  459200101          9747000             76000            (a)sole            n/a           (a)sole
JOHNSON & JOHNSON            478160104         10497200            161000            (a)sole            n/a           (a)sole
L-3 COMMUNICATIONS HOLDINGS  502424104          9712780            106000            (a)sole            n/a           (a)sole
MASSEY ENERGY CO             576206106          9359910            179000            (a)sole            n/a           (a)sole
MCDONALD'S CORP              580135101         11475840            172000            (a)sole            n/a           (a)sole
MICROSOFT CORP               594918104          9059065            309500            (a)sole            n/a           (a)sole
NOKIA CORP-SPON ADR          654902204          9510480            612000            (a)sole            n/a           (a)sole
NUCOR CORP                   670346105         10301260            227000            (a)sole            n/a           (a)sole
OCCIDENTAL PETROLEUM CORP    674599105         11581980            137000            (a)sole            n/a           (a)sole
PEPSICO INC                  713448108         10784080            163000            (a)sole            n/a           (a)sole
PETROLEO BRASILEIRO S.A.-ADR 71654V408          9743310            219000            (a)sole            n/a           (a)sole
PHILIP MORRIS INTERNATIONAL  718172109         11788160            226000            (a)sole            n/a           (a)sole
POTASH CORP OF SASKATCHEWAN  73755L107          9452520             79200            (a)sole            n/a           (a)sole
POWERSHARES DB AGRICULTURE F 73936B408          8459760            349000            (a)sole            n/a           (a)sole
QUALCOMM INC                 747525103         11001380            262000            (a)sole            n/a           (a)sole
RESEARCH IN MOTION           760975102          8800050            119000            (a)sole            n/a           (a)sole
SHIRE PLC-ADR                82481R106          9333340            141500            (a)sole            n/a           (a)sole
ST JUDE MEDICAL INC          790849103          8948900            218000            (a)sole            n/a           (a)sole
TEMPLETON DRAGON FUND INC    88018T101          5723900            221000            (a)sole            n/a           (a)sole
UNION PACIFIC CORP           907818108          9851520            134400            (a)sole            n/a           (a)sole
UNITEDHEALTH GROUP INC       91324P102          9212940            282000            (a)sole            n/a           (a)sole
VALERO ENERGY CORP           91913Y100          9515100            483000            (a)sole            n/a           (a)sole
VERIZON COMMUNICATIONS INC   92343V104         11787600            380000            (a)sole            n/a           (a)sole
WILLIAMS COS INC             969457100          9678900            419000            (a)sole            n/a           (a)sole
                                              496642553
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